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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Goldman Sachs Execution & Clearing, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

30 Hudson Street                 Jersey City          NJ         07302-4699
--------------------------------------------------------------------------------
Business Address   (Street)       (City)            (State)        (Zip)


13F File Number: 28-10292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lauren LoFaro     Vice President, Beneficial Ownership Group   (212) 357-5810
--------------------------------------------------------------------------------
Name                              (Title)                            (Phone)


                                        /s/         Lauren LoFaro
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, February 1, 2007
                                      ------------------------------------------
                                           (Place and Date of Signing)


Report Type:

[   ]     13F HOLDINGS REPORT.

[ x ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for This Manager

No.  13F File Number    Name
1.   28-04981           Goldman Sachs Group, Inc. (The)